Debt - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2018	Jun. 30, 2017	Jan. 31, 2009
Debt Instrument [Line Items]
Finance lease	$ 113,000,000
Other financing liability	48,000,000
Current lease liability, finance	6,000,000	$ 5,000,000
Collection of sold receivables	15,000,000	27,000,000
Interest expense	(35,000,000)	(64,000,000)	$ (65,000,000)
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Credit limit	450,000,000	450,000,000
Line of credit outstanding	$ 0	$ 0
Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable rate percentage	3.50%	3.50%
Commitment fee percentage	0.25%
7.5% Term Loan due November 30, 2023 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Principal amount						$ 2,000,000,000
Stated interest rate (as percent)	7.50%					7.50%
Long-term debt, gross	$ 139,000,000	$ 139,000,000
Fair value of long-term debt	$ 182,000,000	182,000,000
Debt forgiven		$ 300,000,000
5.0% Daylight Term Loan Due October 15, 2024 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Principal amount					$ 137,500,000
Stated interest rate (as percent)	5.00%	5.00%
Long-term debt, gross	$ 78,000,000	$ 98,000,000
4.0% Term Loan due December 31, 2021 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Stated interest rate (as percent)	4.00%
Long-term debt, gross				$ 50,000,000
Financial Institution Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Credit limit	$ 65,000,000	60,000,000
Letters of credit outstanding	35,000,000	31,000,000
Financial Institution Credit Facilities | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Credit limit	15,000,000
Line of credit outstanding	$ 0	$ 0
Financial Institution Credit Facilities | Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable rate percentage	0.50%